CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Current assets
Cash and cash equivalents	₨ 15,368	$ 164	₨ 14,654
Other investments	72,446	772	43,254
Trade and other receivables	101,219	1,079	90,420
Inventories	76,531	816	71,085
Derivative financial instruments	155	2	557
Other current assets	36,256	386	30,142
Total current assets	301,975	3,219	250,112
Non-current assets
Property, plant and equipment	115,930	1,236	97,761
Goodwill	12,893	137	11,810
Other intangible assets	105,059	1,120	96,803
Investment in equity accounted investees	5,673	60	4,811
Other investments	10,695	114	10,391
Deferred tax assets	22,436	239	18,508
Tax assets	3,459	37	1,821
Other non-current assets	1,226	13	972
Total non-current assets	277,371	2,956	242,877
Total assets	579,346	6,175	492,989
Current liabilities
Trade and other payables	33,411	356	35,523
Short-term borrowings	59,135	630	38,045
Long-term borrowings, current portion	6,003	64	857
Provisions	7,550	80	6,168
Tax liabilities	4,310	46	3,028
Derivative financial instruments	6,898	74	1,286
Other current liabilities	50,259	537	45,485
Total current liabilities	167,566	1,787	130,392
Non-current liabilities
Long-term borrowings	12,203	130	7,864
Deferred tax liabilities	15,568	166	14,108
Provisions	109	1	156
Other non-current liabilities	3,443	37	3,303
Total non-current liabilities	31,323	334	25,431
Total liabilities	198,889	2,121	155,823
Equity
Share capital	835	9	834
Treasury shares	(1,815)	(19)	(2,264)
Share premium	11,364	121	11,133
Share-based payment reserve	1,684	18	1,642
Capital redemption reserve	173	2	173
Retained earnings	351,984	3,751	315,793
Other reserves	3,979	42	3,979
Other components of equity	8,859	94	2,098
Equity attributable to equity holders of the parent company	377,063	4,018	333,388
Non-controlling interests	3,394	36	3,778
Total equity	380,457	4,054	337,166
Total liabilities and equity	₨ 579,346	$ 6,175	₨ 492,989